Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	257NQM0894		33029191	XXXX	XX/XX/XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: 900.00	Per guidelines, any principal with a tax lien is required to provide evidence of release/satisfaction prior to closing. There is no evidence in the file this lien was released/satisfied prior to closing.				Reviewer Comment (2024-07-15): Client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0983		33784050	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Exception to use the Certificate of Fact from the Commonwealth of VA State Corporation Commission signed and datedXX/XX/XXXX for XXXX XXXX as a Certificate of Good Standing is approved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 118.70 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 789	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-05-13): Client elects to waive with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0983		33784051	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Credit	Asset verification indicated different balance from statements sumbitted		Delayed financing. Requesting purchase price of $XXXX + renovated costs of an additional $24,750.00 (receipts provided documenting more than $30K in renovated cost) is approved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 118.70 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 789	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-05-13): Client elects to waive with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0983		33784052	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Exception to use the Certificate of Fact from the Commonwealth of VA State Corporation Commission signed and datedXX/XX/XXXX for XXXX XXXX as a Certificate of Good Standing is approved.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 118.70 Guideline Requirement: 6.00 Guidelines Representative FICO: 660 Representative FICO: 789	Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-05-13): Client elects to waive with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0989		33784058	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved for section 12.12. Power of Atty form needs to state and expiration date and POA does not state expiration date.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 620 Representative FICO: 692	SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-05-27): Client elects to waive with compensating factors. Seller Comment (2025-05-22): this was already approved Gaspar LOE.pdf (Unclassified) was referenced			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	257NQM0699		33786085	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided for first time investor without a 12 month mortgage history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	201 months reserves Fico is 118 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-06): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	257NQM0696		33786088	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, all entities must be established for 90 days prior to application date on refinance transactions.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is 127 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-17): Post close lender exception provided. Buyer Comment (2025-01-15): See Uploaded Exception Approval Reviewer Comment (2025-01-13): Per the guidelines, all entities must be established for 90 days prior to application date on refinance transactions. Buyer Comment (2025-01-09): See uploaded Attorney Approval letter			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0685		33786098	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception approval to waive 12 months of rent receipt on a month to month lease is approved.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV/CLTV is 10% below guideline max. Fico is 83 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-04): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0673		33786114	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender aprroved exception provided for title seasoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	20 months reserves Fico is 101 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-09): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0644		33786116	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for acreage consideration.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	55 months reserves LTV is 14% below guideline max.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-17): Lender exception in file. Seller Comment (2025-02-13): The approved exception is on page 12. Please waive it.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0644		33786117	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing rent loss coverage for subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	55 months reserves LTV is 14% below guideline max.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-09): lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0610		33786123	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided for LLC change in the last 6 months	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is 23% below guideline max. Fico is 105 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-12): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	257NQM0610		33786124	XXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Lender approved exception provided for insufficient tradelines.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is 23% below guideline max. Fico is 105 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-02-12): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	257NQM0683		33786134	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception is approved to waive LLC seasoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	99 months reserves LTV is 17% below guideline max. Fico is 109 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-04): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	257NQM0616		33786139	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception provided to waive requirement for 6 months reserves of borrower's own funds for escrow waiver.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV/CLTV is 11% below guideline max. Fico is 81 points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-03-03): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No